Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 5 - Financial Instruments

(1)	Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on a temporal basis, using valuation methodology in accordance with the fair value hierarchy level as defined below.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly

●	Level 3: inputs that are not based on observable market data (unobservable inputs)

As of June 30, 2024

	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	81,342	—	81,342
Total assets:	81,342	—	81,342

As of June 30, 2023

	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	172,185	—	172,185
Total assets:	172,185	—	172,185
Financial liabilities:
Liability in respect of warrants	—	140	140
Total liabilities	—	140	140
Presented under non-current liabilities	—	140	140